Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Pre-production tooling	$ 3,094	$ 3,094	$ 3,094
Machinery and equipment	191	125	125
Leasehold improvements	186	113	113
Furniture and fixtures	25	25	25
Exercise equipment	13	13
Software and technology development asset		13	13
Property, Plant and Equipment, Gross, Total	3,509	3,370
Less: Accumulated depreciation	(3,345)	(2,926)	(2,044)
Total property and equipment, net	$ 164	$ 444	$ 1,326